GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 25,716,546	$ 22,071,742
Cash used in operations	1,741,331	$ 1,660,419
Working capital	$ 1,808,769